May 2, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:    Document Control - EDGAR

RE:
         American Express Signature One Variable Annuity
         Wells Fargo Advantage Variable Annuity
         Wells Fargo Advantage Builder Variable Annuity
         American Enterprise Variable Annuity Account
         File Nos. 333-85567 and 811-7195

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Very truly yours,


/s/ James M. Odland
-------------------
    James M. Odland
    Counsel